                          Supplement Dated May 1, 2010
                                     to the
                          Prospectus Dated May 1, 2005

       MetLife Income Security Plan(SM) Variable Income Annuity Contracts

                                    Issued by
                       Metropolitan Life Insurance Company
                                 200 Park Avenue
                            New York, New York 10166

This supplement updates certain information in the prospectus dated May 1, 2005, describing MetLife Income Security Plan(SM) group non-qualified and qualified immediate variable income annuity ("Income Annuity") contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. Please write or call MetLife Retirement & Savings -- MRVP P.O. Box 14660 Lexington, KY 40512-4660, telephone number 1-866-438-6477, if you need another copy of the Prospectus.

1. THE CURRENTLY AVAILABLE INVESTMENT CHOICES ARE:

MET INVESTORS SERIES TRUST ("MET                     LOOMIS SAYLES SMALL CAP CORE
  INVESTORS FUND")
  BLACKROCK LARGE CAP CORE                           METLIFE MID CAP STOCK INDEX
  LORD ABBETT BOND DEBENTURE                         METLIFE STOCK INDEX
  MORGAN STANLEY MID CAP GROWTH                      MFS(R) VALUE
METROPOLITAN SERIES FUND, INC.                       MORGAN STANLEY EAFE(R) INDEX
  ("METROPOLITAN FUND")
  ARTIO INTERNATIONAL STOCK                          NEUBERGER BERMAN GENESIS
  BARCLAYS CAPITAL AGGREGATE BOND                    NEUBERGER BERMAN MID CAP VALUE
     INDEX
  BLACKROCK AGGRESSIVE GROWTH                        OPPENHEIMER GLOBAL EQUITY
  BLACKROCK BOND INCOME                              RUSSELL 2000(R) INDEX
  BLACKROCK DIVERSIFIED                              T. ROWE PRICE LARGE CAP GROWTH
  DAVIS VENTURE VALUE                                T. ROWE PRICE SMALL CAP GROWTH
  JENNISON GROWTH



2. TABLE OF EXPENSES

Delete and replace the fund expenses at pages 8 and 9 of the May 1, 2005 prospectus and replace with the following:

                                                                         MINIMUM   MAXIMUM
                                                                         -------   -------
Total Annual Met Investors Fund and Metropolitan Fund Operating
  Expenses for the fiscal year ending December 31, 2009 (expenses that are deducted from Fund assets, including management fees,
  distribution and/or service (12b-1) fees and other expenses)........     0.28%     0.99%



MET INVESTORS FUND
FOR FISCAL YEAR ENDING                DISTRIBUTION                ACQUIRED     TOTAL     CONTRACTUAL FEE    NET TOTAL
DECEMBER 31, 2009                        AND/OR                  FUND FEES     ANNUAL     WAIVER AND/OR      ANNUAL
(AS A PERCENTAGE OF     MANAGEMENT   SERVICE(12B-1)     OTHER       AND      OPERATING       EXPENSE        OPERATING
AVERAGE NET ASSETS)         FEE           FEES        EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT    EXPENSES**
----------------------  ----------   --------------   --------   ---------   ---------   ---------------   ----------
BlackRock Large Cap
  Core Portfolio......     0.59%           --           0.06%        --         0.65%           --            0.65%
Lord Abbett Bond
  Debenture
  Portfolio...........     0.51%           --           0.04%        --         0.55%           --            0.55%
Morgan Stanley Mid Cap
  Growth Portfolio....     0.70%           --           0.20%        --         0.90%           --            0.90%
MET INVESTORS FUND
FOR FISCAL YEAR ENDING
DECEMBER 31, 2009
(AS A PERCENTAGE OF
AVERAGE NET ASSETS)
----------------------
BlackRock Large Cap
  Core Portfolio......
Lord Abbett Bond
  Debenture
  Portfolio...........
Morgan Stanley Mid Cap
  Growth Portfolio....

METROPOLITAN FUND
FOR FISCAL YEAR ENDING                      DISTRIBUTION                ACQUIRED     TOTAL     CONTRACTUAL FEE    NET TOTAL
DECEMBER 31, 2009                              AND/OR                  FUND FEES     ANNUAL     WAIVER AND/OR      ANNUAL
(AS A PERCENTAGE OF           MANAGEMENT   SERVICE(12B-1)     OTHER       AND      OPERATING       EXPENSE        OPERATING
AVERAGE NET ASSETS)               FEE           FEES        EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT    EXPENSES**
----------------------        ----------   --------------   --------   ---------   ---------   ---------------   ----------
Artio International Stock
  Portfolio.................     0.83%           --           0.13%       0.03%       0.99%          0.03%          0.96%(1)
Barclays Capital Aggregate
  Bond Index Portfolio......     0.25%           --           0.05%         --        0.30%          0.01%          0.29%(2)
BlackRock Aggressive Growth
  Portfolio.................     0.73%           --           0.06%         --        0.79%            --           0.79%
BlackRock Bond Income
  Portfolio.................     0.38%           --           0.05%         --        0.43%          0.03%          0.40%(3)
BlackRock Diversified
  Portfolio.................     0.46%           --           0.06%         --        0.52%            --           0.52%
Davis Venture Value
  Portfolio.................     0.71%           --           0.03%         --        0.74%          0.05%          0.69%(4)
Jennison Growth Portfolio...     0.62%           --           0.04%         --        0.66%          0.04%          0.62%(5)
Loomis Sayles Small Cap Core
  Portfolio.................     0.90%           --           0.09%         --        0.99%          0.05%          0.94%(6)
MetLife Mid Cap Stock Index
  Portfolio.................     0.25%           --           0.10%       0.01%       0.36%          0.01%          0.35%(2)
MetLife Stock Index
  Portfolio.................     0.25%           --           0.03%         --        0.28%          0.01%          0.27%(2)
MFS(R) Value Portfolio......     0.71%           --           0.03%         --        0.74%          0.08%          0.66%(7)
Morgan Stanley EAFE(R) Index
  Portfolio.................     0.30%           --           0.14%       0.01%       0.45%          0.01%          0.44%(8)
Neuberger Berman Genesis
  Portfolio.................     0.85%           --           0.09%         --        0.94%          0.03%          0.91%(9)
Neuberger Berman Mid Cap
  Value Portfolio...........     0.65%           --           0.07%         --        0.72%            --           0.72%
Oppenheimer Global Equity
  Portfolio.................     0.53%           --           0.11%         --        0.64%            --           0.64%
Russell 2000(R) Index
  Portfolio.................     0.25%           --           0.10%         --        0.35%          0.01%          0.34%(2)
T. Rowe Price Large Cap
  Growth Portfolio..........     0.60%           --           0.07%         --        0.67%            --           0.67%
T. Rowe Price Small Cap
  Growth Portfolio..........     0.51%           --           0.11%         --        0.62%            --           0.62%


 * Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

 ** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

-------

  (1) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.

  (2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.

  (3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.

  (4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.

  (5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.

  (6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million.

  (7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

  (8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.293%.

  (9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets.

3. ADD AS THE THIRD PARAGRAPH UNDER "METROPOLITAN LIFE SEPARATE ACCOUNT E" ON PAGE 10:

We are obligated to pay all money we owe under the Income Annuity--such as the death benefit and income payments--even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes generally limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

4. YOUR INVESTMENT CHOICES

DELETE THE ENTIRE SECTION THAT STATES THE INVESTMENT CHOICES AND THEIR OBJECTIVES STARTING ON PAGE 14 AND REPLACE WITH THE FOLLOWING:

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1-866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

YOUR INVESTMENT CHOICES

                                                                      INVESTMENT MANAGER/SUB-INVESTMENT
PORTFOLIO                                 INVESTMENT OBJECTIVE                     MANAGER
---------                                 --------------------        ---------------------------------
MET INVESTORS FUND
  BlackRock Large Cap Core         Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio                                                        Sub-Investment Manager: BlackRock
                                                                      Advisors, LLC
  Lord Abbett Bond Debenture       Seeks high current income and the  MetLife Advisers, LLC
     Portfolio                     opportunity for capital            Sub-Investment Manager: Lord,
                                   appreciation to produce a high     Abbett & Co. LLC
                                   total return.
  Morgan Stanley Mid Cap Growth    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio                                                        Sub-Investment Manager: Morgan
                                                                      Stanley Investment Management,
                                                                      Inc.
METROPOLITAN FUND
  Artio International Stock        Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio                     capital.                           Sub-Investment Manager: Artio
                                                                      Global Management, LLC
  Barclays Capital Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
     Index Portfolio               the Barclays Capital U.S.          Sub-Investment Manager: MetLife
                                   Aggregate Bond Index.              Investment Advisors Company, LLC
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio                     appreciation.                      Sub-Investment Manager: BlackRock
                                                                      Advisors, LLC
  BlackRock Bond Income Portfolio  Seeks a competitive total return   MetLife Advisers, LLC
                                   primarily from investing in        Sub-Investment Manager: BlackRock
                                   fixed-income securities.           Advisors, LLC
  BlackRock Diversified Portfolio  Seeks high total return while      MetLife Advisers, LLC
                                   attempting to limit investment     Sub-Investment Manager: BlackRock
                                   risk and preserve capital.         Advisors, LLC
  Davis Venture Value Portfolio    Seeks growth of capital.           MetLife Advisers, LLC
                                                                      Sub-Investment Manager: Davis
                                                                      Selected Advisers, L.P.

                                                                      INVESTMENT MANAGER/SUB-INVESTMENT
PORTFOLIO                                 INVESTMENT OBJECTIVE                     MANAGER
---------                                 --------------------        ---------------------------------
  Jennison Growth Portfolio        Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Sub-Investment Manager: Jennison
                                                                      Associates LLC
  Loomis Sayles Small Cap Core     Seeks long-term capital growth     MetLife Advisers, LLC
     Portfolio                     from investments in common stocks  Sub-Investment Manager: Loomis,
                                   or other equity securities.        Sayles & Company, L.P.
  MetLife Mid Cap Stock Index      Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio                     the Standard & Poor's MidCap       Sub-Investment Manager: MetLife
                                   400(R) Composite Stock Price       Investment Advisors Company, LLC
                                   Index.
  MetLife Stock Index Portfolio    Seeks to equal the performance of  MetLife Advisers, LLC
                                   the Standard & Poor's 500(R)       Sub-Investment Manager: MetLife
                                   Composite Stock Price Index.       Investment Advisors Company, LLC
  MFS(R) Value Portfolio           Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Sub-Investment Manager:
                                                                      Massachusetts Financial Services
                                                                      Company
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio                     the MSCI EAFE(R) Index.            Sub-Investment Manager: MetLife
                                                                      Investment Advisors Company, LLC
  Neuberger Berman Genesis         Seeks high total return,           MetLife Advisers, LLC
     Portfolio                     consisting principally of capital  Sub-Investment Manager: Neuberger
                                   appreciation.                      Berman Management LLC
  Neuberger Berman Mid Cap Value   Seeks capital growth.              MetLife Advisers, LLC
     Portfolio                                                        Sub-Investment Manager: Neuberger
                                                                      Berman Management LLC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio                                                        Sub-Investment Manager:
                                                                      OppenheimerFunds, Inc.
  Russell 2000(R) Index Portfolio  Seeks to equal the performance of  MetLife Advisers, LLC
                                   the Russell 2000(R) Index.         Sub-Investment Manager: MetLife
                                                                      Investment Advisors Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio                     and, secondarily, dividend         Sub-Investment Manager: T. Rowe
                                   income.                            Price Associates, Inc.
  T. Rowe Price Small Cap Growth   Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio                                                        Sub-Investment Manager: T. Rowe
                                                                      Price Associates, Inc.


5. ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.

PORTFOLIO MERGER

               FORMER PORTFOLIO                                NEW PORTFOLIO
               ----------------                                -------------
METROPOLITAN FUND                              MET INVESTORS FUND
FI Mid Cap Opportunities Portfolio             Morgan Stanley Mid Cap Growth Portfolio


PORTFOLIO NAME CHANGES

                 FORMER NAME                                      NEW NAME
                 -----------                                      --------
METROPOLITAN FUND                              METROPOLITAN FUND
Black Rock Strategic Value Portfolio           Neuberger Berman Genesis Portfolio


5. REALLOCATIONS

Delete the Monitored Portfolios starting in the fifth line of the fourth paragraph on page 25 and replace with the following:

(i.e., the Artio International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio and T. Rowe Price Small Cap Growth Portfolio -- the "Monitored Portfolios").

6. WHO SELLS THE INCOME ANNUITY

Delete the last sentence of the second paragraph on page 6 of the April 28, 2008 prospectus supplement and replace with the following:

FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                   THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                              FOR FUTURE REFERENCE

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NEW YORK, NEW YORK